SHORT-TERM BANK LOAN	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
SHORT-TERM BANK LOAN

Note 9 – SHORT-TERM BANK LOAN

Bank loan consists of the following:

Provider	Loan period	Interest rate	September 30, 2025	September 30, 2024

Industrial & Commercial Bank of China (“ICBC”)	July 31, 2025 to July 26, 2026	2.75%	$318,865	$-
Industrial & Commercial Bank of China (“ICBC”)	August 9, 2024 to August 9, 2025	3.10%	-	323,472
Total			$318,865	$323,472

The Company entered into a short-term bank loan agreement with ICBC on July 26, 2025, amounted to RMB2,270,000 (equivalent to $318,865), for one year with an interest rate of 2.75% per annum and withdrew the loan on the same day. Pursuant to the loan agreement with ICBC, the loan was granted with a discounted annual interest rate of 25 basis points lower than the one-year loan prime rate of 3.00% per annum. The loan was unsecured.

The Company entered into a short-term bank loan agreement with ICBC on August 9, 2024, amounted to RMB2,270,000 (equivalent to $323,472), for one year with an interest rate of 3.10% per annum and withdrew the loan on the same day. Pursuant to the loan agreement with ICBC, the loan was granted with a discounted annual interest rate of 35 basis points lower than the one-year loan prime rate of 3.45% per annum. The loan was unsecured.

The weighted average interest rate for the short-term bank loans for the years ended September 30, 2025, 2024 and 2023 was 2.75%, 3.15% and 3.20%, respectively.